Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net loss Per Ordinary Share (Details) - USD ($)	11 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Numerator:
Net loss	$ (66,441)	$ (66,441)
Denominator:
Weighted average of Ordinary Shares outstanding		1,000
Basic net loss per Ordinary Share		$ (66.44)
Diluted net loss per Ordinary Share		$ (66.44)